STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
Municipal Bonds and Notes—102.4%
New York—85.0%
$240,000 Albany County, NY Airport
Authority[1]	5.000% 12/15/2030		12/15/2028	A	$285,634
300,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2031	12/15/2028	A	354,414
320,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2032	12/15/2028	A	375,722
745,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2035	12/15/2028	A	882,460
780,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2036	12/15/2028	A	920,868
820,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2037	12/15/2028	A	962,434
500,000 Albany County, NY Airport
Authority[1]	5.000	12/15/2038	12/15/2028	A	585,045
35,000 Albany County, NY IDA
(Wildwood Programs)[1]	4.900	07/01/2021	06/29/2019	A	34,998
1,500,000 Albany, NY Capital Resource Corp.
(Albany Law School)[1]	5.000	07/01/2029	07/01/2027	A	1,733,295
1,520,000 Albany, NY Capital Resource Corp.
(Albany Law School)[1]	5.000	07/01/2031	07/01/2027	A	1,729,593
475,000 Albany, NY Capital Resource Corp.
(College Saint Rose)[1]	5.625	07/01/2031	07/01/2021	A	494,304
400,000 Albany, NY Capital Resource Corp.
(Empire Commons Student Hsg.)[1]	5.000	05/01/2024	05/01/2024		458,544
300,000 Albany, NY Capital Resource Corp.
(Empire Commons Student Hsg.)[1]	5.000	05/01/2025	05/01/2025		350,457
300,000 Albany, NY Capital Resource Corp.
(Empire Commons Student Hsg.)[1]	5.000	05/01/2026	05/01/2026		356,484
200,000 Albany, NY Capital Resource Corp.
(St. Peter's Hospital)[1]	6.000	11/15/2025	11/15/2020	A	214,208
655,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2027	10/01/2027		741,591
690,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2028	10/01/2028		784,364
730,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2029	10/01/2028	A	822,228
760,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2030	10/01/2028	A	852,089
805,000 Amherst, NY Devel. Corp.
(Daemen College)[1]	5.000	10/01/2031	10/01/2028	A	899,781
695,000 Amsterdam, NY GO	5.750	12/18/2019	12/18/2019		701,324
15,000 Binghamton, NY GO1	4.000	02/01/2029	04/29/2019	A	15,014
500,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2027	11/01/2026	A	579,255
1,000,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2028	11/01/2026	A	1,154,570
1,000,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2029	11/01/2026	A	1,151,500

1 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
New York (Continued)
$650,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250% 11/01/2030		11/01/2026	A	$746,018
650,000 Brookhaven, NY Local Devel.
Corp. (Jefferson's Ferry)[1]	5.250	11/01/2031	11/01/2026	A	744,211
385,000 Brooklyn, NY Local Devel. Corp.
(Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		389,755
970,000 Brooklyn, NY Local Devel. Corp.
(Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		980,651
1,750,000 Brooklyn, NY Local Devel. Corp.
(Brooklyn Events Center)[1]	4.000	07/15/2029	01/15/2027	A	1,947,435
1,350,000 Buffalo & Erie County, NY
Industrial Land Devel. (Buffalo
State College Foundation Hsg.
Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,466,397
150,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2026	10/01/2026		176,509
150,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2027	10/01/2027		178,672
165,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2028	10/01/2028		198,733
175,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2029	10/01/2028	A	209,293
200,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2030	10/01/2028	A	237,486
200,000 Buffalo & Erie County, NY
Industrial Land Devel. (Global
Concepts Charter School)[1]	5.000	10/01/2031	10/01/2028	A	235,816
60,000 Buffalo, NY Fiscal Stability
Authority[1]	4.500	09/01/2019	04/29/2019	A	60,133
25,000 Buffalo, NY Municipal Water
Finance Authority[1]	4.250	07/01/2027	05/13/2019	A	25,027
45,000 Buffalo, NY Municipal Water
Finance Authority[1]	4.375	07/01/2037	05/13/2019	A	45,032
1,695,000 Build NYC Resource Corp. (Bronx
Lighthouse Charter School)[1]	4.000	06/01/2028	04/02/2024	A	1,740,104
1,190,000 Build NYC Resource Corp. (Bronx
Lighthouse Charter School)[1]	5.000	06/01/2033	06/01/2026	A	1,276,406
1,140,000 Build NYC Resource Corp.
(Manhattan College)[1]	5.000	08/01/2030	08/01/2027	A	1,359,724
1,315,000 Build NYC Resource Corp. (New
Dawn Charter Schools)[1]	5.000	02/01/2033	03/09/2025	A	1,330,846
225,000 Build NYC Resource Corp. (Pratt
Paper)[1]	3.750	01/01/2020	10/01/2019	B	226,816

2 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$2,000,000 Build NYC Resource Corp. (Royal
Charter Properties & Presbyterian
Hospital)[1]	4.750% 12/15/2026			12/15/2022	A	$2,157,920
1,395,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000		07/01/2024	07/01/2022	A	1,546,399
1,705,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000		07/01/2025	07/01/2022	A	1,883,190
1,650,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000		07/01/2026	07/01/2022	A	1,814,191
1,705,000 Build NYC Resource Corp.
(Wagner College)[1]	5.000		07/01/2028	07/01/2022	A	1,864,435
600,000 Build NYC Resource Corp. (YMCA
of Greater New York)[1]	5.000		08/01/2021	08/01/2021		644,916
500,000 Build NYC Resource Corp. (YMCA
of Greater New York)[1]	5.000		08/01/2022	08/01/2022		552,845
1,000,000 Build NYC Resource Corp. (YMCA
of Greater New York)[1]	5.000		08/01/2032	08/01/2022	A	1,071,830
295,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2019	05/01/2019		295,746
315,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2020	05/01/2020		325,215
330,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2021	05/01/2021		349,632
345,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2022	05/01/2022		373,987
365,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2023	05/01/2023		403,657
380,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2024	05/01/2024		427,002
400,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2025	05/01/2025		455,976
415,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2026	05/01/2026		479,553
445,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2027	05/01/2026	A	511,269
465,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2028	05/01/2026	A	532,034
485,000 Cattaraugus County, NY Capital
Resource Corp. (St. Bonaventure
University)[1]	5.000		05/01/2029	05/01/2026	A	550,349

3 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
New York (Continued)
$20,000 Corning, NY GO1	4.000% 12/01/2020		06/01/2019	A	$20,085
15,000 Deerfield, NY GO1	5.500	06/15/2019	06/15/2019		15,045
15,000 Deerfield, NY GO1	5.500	06/15/2020	06/15/2019	A	15,085
2,610,000 Dutchess County, NY Local Devel.
Corp. (Anderson Center Services)[1]	6.000	10/01/2030	09/09/2020	A	2,666,454
8,600,000 Dutchess County, NY Local Devel.
Corp. (HQS/PHCtr/NDH/VBHosp
Obligated Group)[1]	5.000	07/01/2030	07/01/2026	A	10,083,672
60,000 East Syracuse, NY Hsg. Authority
(Bennett Manor Associates)[1,2]	6.700	04/01/2021	04/25/2019	A	60,204
600,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2023	04/01/2022	A	658,104
525,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2024	04/01/2022	A	575,678
500,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2025	04/01/2022	A	547,345
700,000 Erie County, NY Public
Improvement District[1]	5.000	04/01/2026	04/01/2022	A	764,134
29,615,000 Erie County, NY Tobacco Asset
Securitization Corp.[1]	5.000	06/01/2031	04/29/2019	A	29,620,035
205,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2019	06/01/2019		205,986
125,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2020	12/08/2019	B	127,407
215,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		221,970
220,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2021	06/01/2021		232,582
145,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2022	12/07/2021	B	154,592
235,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2022	06/01/2022		254,120
250,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2023	06/01/2023		275,282
155,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2024	12/07/2023	B	169,971
255,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2024	06/01/2024		285,121
270,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000	06/01/2025	06/01/2025		305,232

4 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$175,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000% 06/01/2026			12/06/2025	B	$194,500
100,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000		06/01/2027	06/01/2027		112,445
100,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000		06/01/2028	06/01/2027	A	111,828
320,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000		06/01/2031	06/01/2027	A	350,061
255,000 Essex County, NY Capital
Resource Corp. (North Country
Community College Foundation)[1]	5.000		06/01/2035	06/01/2027	A	274,112
155,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2019	06/01/2019		155,746
160,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2020	06/01/2020		165,205
170,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2021	06/01/2021		179,722
180,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2022	06/01/2022		194,587
185,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2023	06/01/2023		203,709
195,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2024	06/01/2024		218,135
205,000 Franklin County, NY Civic Devel.
Corp. (North Country Community
College Foundation)[1]	5.000		06/01/2025	06/01/2025		231,750
270,000 Franklin County, NY Solid Waste
Management Authority[1]	5.000		06/01/2023	06/01/2023		288,460
285,000 Franklin County, NY Solid Waste
Management Authority[1]	5.000		06/01/2024	06/01/2024		306,503
835,000 Franklin County, NY Solid Waste
Management Authority[1]	5.000		06/01/2027	06/01/2022	A	894,895
10,000 Geneseo, NY Central School
District[1]	4.000		05/01/2022	05/01/2019	A	10,020
500,000 Geneva, NY Devel. Corp. (Hobart
& William Smith Colleges)[1]	5.000		09/01/2025	09/01/2022	A	551,655
1,570,000 Glen Cove, NY Local Assistance
Corp. (Tiegerman School)[1]	4.750		07/01/2028	01/28/2025	B	1,594,790
200,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000		07/01/2029	07/01/2027	A	234,148

5 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$170,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000% 07/01/2030			07/01/2027	A	$197,195
150,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000		07/01/2031	07/01/2027	A	172,212
275,000 Hempstead, NY Local Devel. Corp.
(Molloy College)[1]	5.000		07/01/2032	07/01/2027	A	314,388
3,500,000 Hempstead, NY Union Free School
District	2.750		06/27/2019	06/27/2019		3,506,475
20,000 Hudson Falls, NY Central School
District[1]	4.750		06/15/2019	06/15/2019		20,143
11,000,000 L.I., NY Power Authority[1]	5.000		09/01/2035	09/01/2028	A	13,182,070
10,000,000 L.I., NY Power Authority, Series A1	5.000		09/01/2026	09/01/2022	A	10,969,900
10,000,000 L.I., NY Power Authority, Series B1	5.000		09/01/2027	09/01/2022	A	10,958,900
14,825,000 L.I., NY Power Authority, Series B1	5.000		09/01/2029	09/01/2022	A	16,221,515
6,635,000 L.I., NY Power Authority, Series B1	5.000		09/01/2034	09/01/2026	A	7,753,528
70,000 Livonia, NY GO1	5.000		06/15/2020	04/29/2019	A	70,160
75,000 Livonia, NY GO1	5.000		06/15/2021	04/29/2019	A	75,148
80,000 Livonia, NY GO1	5.000		06/15/2022	04/29/2019	A	80,146
85,000 Livonia, NY GO1	5.000		06/15/2023	04/29/2019	A	85,146
90,000 Livonia, NY GO1	5.000		06/15/2024	04/29/2019	A	90,147
75,000 Livonia, NY GO1	5.000		06/15/2025	04/29/2019	A	75,112
415,000 Lockport City, NY GO1	5.000		10/15/2019	10/15/2019		422,677
400,000 Monroe County, NY IDA
(Rochester General Hospital)[1]	5.000		12/01/2026	12/01/2022	A	440,136
345,000 Monroe County, NY IDA
(Rochester General Hospital)[1]	5.000		12/01/2027	12/01/2022	A	378,851
660,000 Monroe County, NY IDA
(Rochester General Hospital)[1]	5.000		12/01/2028	12/01/2022	A	723,294
350,000 Monroe County, NY Industrial
Devel. Corp. (Highland Hospital of
Rochester)[1]	5.000		07/01/2026	07/01/2025	A	410,427
200,000 Monroe County, NY Industrial
Devel. Corp. (Nazareth College of
Rochester)[1]	5.000		10/01/2026	10/01/2021	A	217,094
615,000 Monroe County, NY Industrial
Devel. Corp. (St. John Fisher
College)[1]	5.000		06/01/2023	06/01/2022	A	675,030
3,160,000 Nassau County, NY GO1,3	5.000		04/01/2029	04/01/2026	A	3,720,963
365,000 Nassau County, NY GO1,3	5.000		04/01/2031	04/01/2027	A	427,627
2,100,000 Nassau County, NY GO1,3	5.000		01/01/2032	01/01/2026	A	2,419,914
5,850,000 Nassau County, NY GO1	5.000		07/01/2036	07/01/2028	A	6,928,155
5,450,000 Nassau County, NY GO1	5.000		07/01/2038	07/01/2028	A	6,410,290
4,775,000 Nassau County, NY GO1	5.000		07/01/2039	07/01/2028	A	5,600,168
300,000 Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	02/28/2021	B	298,185
65,000 Nassau County, NY IDA (ACDS)[1]	6.000		12/01/2019	12/01/2019		64,843
200,000 Nassau County, NY IDA (Epilepsy
Foundation of L.I.)[1]	5.950		11/01/2022	02/28/2021	B	198,790
200,000 Nassau County, NY IDA (Life's
WORCA)[1]	5.950		11/01/2022	03/04/2021	B	198,790

6 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$500,000 Nassau County, NY IDA (New York
Institute of Technology)[1]	5.000% 03/01/2021			03/01/2020	A	$515,635
500,000 Nassau County, NY IDA (PLUS
Group Home)[1]	6.150		11/01/2022	03/02/2021	B	498,395
55,000 Nassau County, NY IDA (WORCA)[1]	6.000		12/01/2019	04/29/2019	A	55,051
660,000 Nassau County, NY Local
Economic Assistance Corp. (CHSLI/
SCSMC/CHS/SANCSAR/SAR/SJRH/
SJR/VMNRC/CHFTEH/VMHCS/
CHHSB Obligated Group)[1]	5.000		07/01/2032	07/01/2024	A	727,181
1,890,000 Nassau County, NY Local
Economic Assistance Corp.
(Hispanic Counseling Center)[1,3]	4.700		12/01/2028	10/31/2024	B	1,893,667
5,690,000 Nassau County, NY Local
Economic Assistance Corp. (South
Nassau Communities Hospital)[1]	5.000		07/01/2027	07/01/2022	A	6,192,313
4,500,000 Nassau County, NY Local
Economic Assistance Corp.
(Winthrop University Hospital)[1,3]	5.000		07/01/2027	07/01/2022	A	4,890,240
325,000 New Rochelle, NY Corp. Devel.
(Iona College)[1]	5.000		07/01/2025	07/01/2025		371,069
1,100,000 New Rochelle, NY Corp. Devel.
(Iona College)[1]	5.000		07/01/2029	07/01/2025	A	1,239,898
3,805,000 New Rochelle, NY Corp. Local
Devel. (70 Nardozzi/City Dept. of
Public Works)[1]	4.200		08/01/2028	11/08/2024	B	3,818,089
6,000,000 New Rochelle, NY IDA (College of
New Rochelle)[4]	5.250		07/01/2027	04/07/2024	B	3,300,000
555,000 New Rochelle, NY IDA (College of
New Rochelle)[4]	5.500		07/01/2019	07/01/2019		305,250
195,000 Newburgh, NY IDA (Bourne &
Kenney Redevel. Company)[1]	5.650		08/01/2020	04/29/2019	A	195,661
2,535,000 Newburgh, NY IDA (Bourne &
Kenney Redevel. Company)[1]	5.750		02/01/2032	04/29/2019	A	2,544,126
2,635,000 Niagara County, NY Tobacco Asset
Securitization Corp. (TASC)[1]	4.000		05/15/2029	04/29/2019	A	2,656,344
750,000 Niagara Falls, NY GO1	5.000		05/15/2028	05/15/2026	A	892,080
850,000 Niagara Falls, NY GO1	5.000		05/15/2029	05/15/2026	A	1,006,264
320,000 Niagara, NY Area Devel. Corp.
(Niagara University)[1]	5.000		05/01/2026	05/01/2022	A	349,222
700,000 Niagara, NY Frontier
Transportation Authority (Buffalo
Niagara International Airport)[1]	5.000		04/01/2031	04/01/2029	A	835,569
725,000 Niagara, NY Frontier
Transportation Authority (Buffalo
Niagara International Airport)[1]	5.000		04/01/2033	04/01/2029	A	858,480
500,000 North Babylon, NY Volunteer Fire
Company[1]	5.750		08/01/2022	04/29/2019	A	500,980
1,605,000 NY Counties Tobacco Trust I1	6.300		06/01/2019	04/29/2019	A	1,609,494

7 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$3,580,000 NY Counties Tobacco Trust I1	6.500%	06/01/2035		04/29/2019	A	$3,581,325
3,295,000 NY Counties Tobacco Trust I1		6.625	06/01/2042	04/29/2019	A	3,296,021
90,000 NY Counties Tobacco Trust II
(TASC)[1]		5.625	06/01/2035	04/29/2019	A	90,308
135,000 NY Counties Tobacco Trust II
(TASC)[1]		5.750	06/01/2043	04/29/2019	A	136,925
1,215,000 NY Counties Tobacco Trust III
(TASC)[1]		6.000	06/01/2043	04/14/2019	A	1,216,786
3,660,000 NY Counties Tobacco Trust IV
(TASC)[1]		4.750	06/01/2026	04/14/2019	A	3,661,354
570,000 NY Counties Tobacco Trust VI1		5.625	06/01/2035	02/27/2024	B	610,675
2,095,000 NY Counties Tobacco Trust VI1		5.750	06/01/2043	12/18/2032	B	2,381,826
10,200,000 NY Counties Tobacco Trust VI1		6.000	06/01/2043	06/25/2027	B	11,105,250
40,000 NY Counties Tobacco Trust VI1		6.250	06/01/2025	09/18/2020	B	40,602
830,000 NY Counties Tobacco Trust VI1		6.450	06/01/2040	07/26/2032	B	938,564
8,040,000 NY Counties Tobacco Trust VI1		6.750	06/01/2035	08/24/2026	B	8,654,417
10,000,000 NY MTA[1]		5.000	11/15/2036	11/15/2026	A	11,761,700
1,875,000 NY MTA (Green Bond)[1]		5.000	11/15/2034	11/15/2027	A	2,250,281
8,000,000 NY MTA Hudson Rail Yards[1]		5.000	11/15/2046	11/15/2019	A	8,139,280
4,015,000 NY MTA, Series C1		5.000	11/15/2028	11/15/2022	A	4,518,762
9,985,000 NY MTA, Series C1		5.000	11/15/2028	11/15/2022	A	10,973,515
7,135,000 NY MTA, Series C1		5.000	11/15/2029	11/15/2022	A	7,838,154
2,865,000 NY MTA, Series C1		5.000	11/15/2029	11/15/2022	A	3,224,472
3,565,000 NY MTA, Series C1		5.000	11/15/2030	11/15/2022	A	3,912,231
1,435,000 NY MTA, Series C1		5.000	11/15/2030	11/15/2022	A	1,615,049
4,000,000 NY MTA, Series D1		5.000	11/01/2025	11/01/2022	A	4,408,640
23,000,000 NY MTA, Series D1		5.000	11/15/2027	11/15/2019	A	23,469,660
20,000,000 NY MTA, Series D1		5.000	11/15/2029	11/15/2022	A	21,971,000
5,000,000 NY MTA, Series D1		5.000	11/15/2031	11/15/2021	A	5,461,300
11,800,000 NY MTA, Series D-1[1]		5.000	11/01/2026	11/01/2022	A	12,980,708
5,075,000 NY MTA, Series D-1[1]		5.000	11/01/2028	11/01/2022	A	5,571,081
10,950,000 NY Triborough Bridge & Tunnel
Authority[1]		5.000	11/15/2036	11/15/2028	A	13,318,376
11,110,000 NY Triborough Bridge & Tunnel
Authority[1]		5.000	11/15/2036	05/15/2027	A	13,174,460
5,000,000 NY Triborough Bridge & Tunnel
Authority[1]		5.000	11/15/2038	11/15/2028	A	6,036,250
5,000,000 NY TSASC, Inc. (TFABs)[1]		5.000	06/01/2030	06/01/2027	A	5,780,850
5,000,000 NY TSASC, Inc. (TFABs)[1]		5.000	06/01/2031	06/01/2027	A	5,744,650
5,000,000 NY TSASC, Inc. (TFABs)[1]		5.000	06/01/2032	06/01/2027	A	5,719,150
5,000,000 NY TSASC, Inc. (TFABs)[1]		5.000	06/01/2033	06/01/2027	A	5,691,950
3,130,000 NY TSASC, Inc. (TFABs)[1]		5.000	06/01/2045	06/01/2027	A	3,137,293
65,000 NY Valley Health Devel. Corp.[1]		6.750	05/20/2022	04/29/2019	A	65,279
15,000 NYC GO1		4.250	03/15/2028	04/29/2019	A	15,024
5,000 NYC GO1		5.000	06/01/2023	04/29/2019	A	5,013
22,970,000 NYC GO5		5.000	08/01/2026	02/01/2023	A	25,750,519
18,760,000 NYC GO5		5.000	08/01/2026	02/01/2023	A	21,030,898
28,685,000 NYC GO5		5.000	08/01/2027	02/01/2023	A	32,078,166
26,090,000 NYC GO5		5.000	08/01/2027	02/01/2023	A	29,176,186

8 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$5,000,000 NYC GO1	5.000% 08/01/2028			08/01/2019	A	$5,056,000
2,000,000 NYC GO1	5.000		08/01/2029	08/01/2022	A	2,204,140
5,000 NYC GO1	5.125		08/01/2022	04/29/2019	A	5,014
23,950,000 NYC GO1	5.250		04/01/2028	04/01/2019	A	23,950,000
10,000 NYC GO1	5.500		02/15/2026	04/29/2019	A	10,030
5,000 NYC GO1	5.500		02/15/2026	04/29/2019	A	5,015
5,000 NYC GO1	5.500		06/01/2028	04/29/2019	A	5,015
10,000 NYC GO1	5.500		11/15/2037	04/29/2019	A	10,030
50,000 NYC GO1	5.875		06/01/2019	04/29/2019	A	50,178
55,000 NYC GO1	5.875		08/01/2019	04/29/2019	A	55,179
5,000 NYC GO1	6.000		02/15/2024	04/29/2019	A	5,018
45,000 NYC GO1	7.750		08/15/2027	08/15/2019	A	46,039
4,725,000 NYC HDC (Multifamily Hsg.)[1]	4.750		11/01/2030	05/01/2020	A	4,858,906
1,850,000 NYC HDC (Multifamily Hsg.)[1]	4.750		11/01/2030	05/01/2020	A	1,902,244
35,000 NYC HDC (Multifamily Hsg.),
Series E1	6.250		05/01/2036	04/29/2019	A	35,082
37,400,000 NYC Health & Hospital Corp.
(Health System)[1]	5.000		02/15/2030	02/15/2020	A	38,394,092
100,000 NYC Health & Hospital Corp.
(Health System)[1]	5.500		02/15/2021	04/29/2019	A	100,297
175,000 NYC IDA (Comprehensive Care
Management)[1]	5.750		05/01/2019	05/01/2019		175,156
100,000 NYC IDA (Independent Living
Assoc.)[1]	6.200		07/01/2020	04/29/2019	A	100,031
30,000 NYC IDA (Queens Baseball
Stadium)[1]	5.000		01/01/2031	04/29/2019	A	30,068
200,000 NYC IDA (Queens Baseball
Stadium)[1]	6.125		01/01/2029	04/29/2019	A	200,690
4,085,000 NYC IDA (Queens Baseball
Stadium)[1]	6.500		01/01/2046	04/29/2019	A	4,099,461
1,280,000 NYC IDA (Rosco, Inc.)[1]	5.625		06/01/2022	04/29/2019	A	1,280,026
500,000 NYC IDA (TIP/AeFM/AeH/AeHC/
AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020		519,045
250,000 NYC IDA (TIP/AeFM/AeH/AeHC/
AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021		266,982
3,000,000 NYC IDA (Yankee Stadium)[1,6]	2.341		03/01/2020	03/01/2020		3,015,450
8,655,000 NYC IDA (Yankee Stadium)[1,6]	2.391		03/01/2022	03/01/2022		8,761,456
6,550,000 NYC IDA (Yankee Stadium)[1,6]	2.401		03/01/2023	03/01/2023		6,693,772
195,000 NYC IDA (Yankee Stadium)[1,6]	2.411		03/01/2024	03/01/2024		199,590
200,000 NYC IDA (Yankee Stadium)[1,6]	2.421		03/01/2025	03/01/2025		202,776
985,000 NYC IDA (Yankee Stadium)[1,6]	2.431		03/01/2026	03/01/2026		996,603
1,000,000 NYC IDA (Yankee Stadium)[1,6]	2.441		03/01/2027	03/01/2027		1,008,720
15,000 NYC IDA (Yankee Stadium)[1]	5.000		03/01/2031	04/29/2019	A	15,110
20,420,000 NYC IDA (Yankee Stadium)[1]	7.000		03/01/2049	04/29/2019	A	20,516,178
10,755,000 NYC Municipal Water Finance
Authority[1]	5.000		06/15/2029	06/15/2021	A	11,536,781
10,000,000 NYC Municipal Water Finance
Authority[1]	5.000		06/15/2030	06/15/2020	A	10,406,600

9 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
New York (Continued)
$25,000,000 NYC Municipal Water Finance
Authority[1]	5.000% 06/15/2031		06/15/2021	A	$26,770,000
15,000,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2038	06/15/2027	A	17,667,900
4,000,000 NYC Municipal Water Finance
Authority[1]	5.000	06/15/2040	12/15/2027	A	4,721,960
10,000,000 NYC Municipal Water Finance
Authority[1]	5.500	06/15/2040	06/15/2019	A	10,077,900
1,880,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2027	07/15/2022	A	2,079,355
9,000,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2028	07/15/2022	A	9,948,240
10,000,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2029	07/15/2022	A	11,036,700
11,325,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2030	07/15/2022	A	12,477,545
15,000,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2036	07/15/2028	A	18,030,900
2,450,000 NYC Transitional Finance Authority
(Building Aid)[1]	5.000	07/15/2037	07/15/2028	A	2,924,932
1,650,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,791,933
3,905,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	02/01/2037	02/01/2026	A	4,516,484
3,085,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	05/01/2037	05/01/2026	A	3,581,654
1,655,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	08/01/2037	08/01/2028	A	1,981,465
7,980,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	02/01/2038	02/01/2027	A	9,344,181
5,000,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	05/01/2038	05/01/2028	A	5,949,400
10,000,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	08/01/2038	08/01/2028	A	11,926,900
17,600,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.000	08/01/2040	08/01/2028	A	20,941,712
3,215,000 NYC Transitional Finance Authority
(Future Tax)[1]	5.250	11/01/2027	04/29/2019	A	3,224,163
3,090,000 NYC Trust for Cultural Resources
(Carnegie Hall/Carnegie Hall
Society Obligated Group)[1]	5.000	12/01/2039	12/01/2019	A	3,152,294
1,925,000 NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	10/18/2021	B	1,951,315
5,000 NYS DA (Barnard College)[1]	5.000	07/01/2023	04/29/2019	A	5,014
1,255,000 NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022	A	1,392,410
15,000 NYS DA (Cornell University)[1]	5.000	07/01/2025	07/01/2019	A	15,130
500,000 NYS DA (Culinary Institute of
America)[1]	5.000	07/01/2028	07/01/2022	A	544,615
515,000 NYS DA (Health Center/BFCC/
USBFCC Obligated Group)[1]	5.000	11/15/2019	04/29/2019	A	516,463

10 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$150,000 NYS DA (Icahn School of Medicine
at Mount Sinai)[1]	5.000% 07/01/2022			07/01/2020	A	$156,187
1,110,000 NYS DA (Iona College)[1]	5.000		07/01/2022	07/01/2022		1,200,731
1,000,000 NYS DA (Iona College)[1]	5.000		07/01/2023	07/01/2022	A	1,079,610
1,000,000 NYS DA (Iona College)[1]	5.000		07/01/2024	07/01/2022	A	1,077,520
1,000,000 NYS DA (Iona College)[1]	5.000		07/01/2025	07/01/2022	A	1,075,470
1,000,000 NYS DA (Iona College)[1]	5.000		07/01/2026	07/01/2022	A	1,074,460
1,000,000 NYS DA (Iona College)[1]	5.000		07/01/2027	07/01/2022	A	1,075,000
1,550,000 NYS DA (Jawonio/United Cerebral
Palsy Assoc. of NYC Obligated
Group)[1]	4.625		12/01/2027	05/20/2024	B	1,526,502
30,000 NYS DA (Jawonio/United Cerebral
Palsy Assoc. of NYC Obligated
Group)[1]	5.125		07/01/2021	04/29/2019	A	30,004
1,105,000 NYS DA (Miriam Osborn Memorial
Home Assoc.)[1]	5.000		07/01/2025	07/01/2019	A	1,116,249
840,000 NYS DA (Miriam Osborn Memorial
Home Assoc.)[1]	5.000		07/01/2026	07/01/2019	A	847,132
650,000 NYS DA (Miriam Osborn Memorial
Home Assoc.)[1]	5.000		07/01/2027	07/01/2019	A	655,434
1,000,000 NYS DA (Montefiore Medical
Center)[1]	5.000		08/01/2027	08/01/2027		1,201,850
1,000,000 NYS DA (Montefiore Medical
Center)[1]	5.000		08/01/2028	08/01/2028		1,213,650
1,000,000 NYS DA (Montefiore Medical
Center)[1]	5.000		08/01/2029	08/01/2028	A	1,205,370
100,000 NYS DA (NHlth/LIJMC/NSUH/
FrankHosp/SIUH/NSUHSFCEC&R/
HHA/Shosp/LHH/GCH/FHH/PlainH/
NHlthcare Obligated Group)[1]	5.500		05/01/2030	05/01/2019	A	100,324
8,475,000 NYS DA (North General Hospital)[1]	5.000		02/15/2025	04/29/2019	A	8,499,238
3,750,000 NYS DA (North General Hospital)[1]	5.750		02/15/2020	04/29/2019	A	3,750,000
4,250,000 NYS DA (NYU)[1]	5.000		07/01/2040	07/01/2028	A	5,074,415
2,000,000 NYS DA (Orange Regional Medical
Center)[1]	4.000		12/01/2020	12/01/2020		2,058,860
1,000,000 NYS DA (Orange Regional Medical
Center)[1]	5.000		12/01/2022	12/01/2022		1,096,270
2,800,000 NYS DA (Orange Regional Medical
Center)[1]	5.000		12/01/2023	12/01/2023		3,134,964
1,300,000 NYS DA (Orange Regional Medical
Center)[1]	5.000		12/01/2025	12/01/2025		1,509,495
1,500,000 NYS DA (Orange Regional Medical
Center)[1]	5.000		12/01/2026	12/01/2026		1,766,850
1,300,000 NYS DA (Orange Regional Medical
Center)[1]	5.000		12/01/2027	06/01/2027	A	1,532,362
10,000 NYS DA (Ozanam Hall of Queens
Nursing Home)[1]	5.000		11/01/2021	04/29/2019	A	10,019
17,000,000 NYS DA (Personal Income Tax)[1]	5.000		12/15/2029	12/15/2022	A	18,979,820
14,000,000 NYS DA (Sales Tax)[1]	5.000		03/15/2034	03/15/2028	A	16,947,840

11 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
New York (Continued)
$2,000,000 NYS DA (Sales Tax)[1]	5.000% 03/15/2036		03/15/2028	A	$2,401,460
8,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2037	09/15/2028	A	9,645,520
8,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2037	03/15/2028	A	9,567,920
3,500,000 NYS DA (Sales Tax)[1]	5.000	03/15/2038	03/15/2028	A	4,173,190
10,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2039	09/15/2028	A	11,982,600
5,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2040	09/15/2028	A	5,969,650
4,000,000 NYS DA (School District Bond
Financing Program), Series A1	5.000	08/01/2033	08/01/2028	A	4,691,200
1,345,000 NYS DA (School District Bond
Financing Program), Series B1	5.000	10/01/2033	10/01/2027	A	1,599,514
1,025,000 NYS DA (School District Bond
Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,129,120
400,000 NYS DA (School District Bond
Financing Program), Series F1	5.000	10/01/2027	10/01/2022	A	442,712
200,000 NYS DA (School District Bond
Financing Program), Series F1	5.000	10/01/2028	10/01/2022	A	221,284
1,690,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2026	10/01/2022	A	1,878,959
500,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2027	10/01/2022	A	555,365
400,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2028	10/01/2022	A	443,284
500,000 NYS DA (School District Bond
Financing Program), Series H1	5.000	10/01/2029	10/01/2022	A	553,030
1,675,000 NYS DA (School District
Financing)[1]	5.000	10/01/2025	10/01/2022	A	1,857,458
2,740,000 NYS DA (School District
Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,115,353
3,190,000 NYS DA (School District
Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,626,998
1,665,000 NYS DA (School District
Financing)[1]	5.000	10/01/2026	10/01/2023	A	1,883,465
2,485,000 NYS DA (School District
Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,819,655
1,885,000 NYS DA (School District
Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,129,654
2,460,000 NYS DA (Special Surgery
Hospital)[1]	6.250	08/15/2034	08/15/2019	A	2,502,829
815,000 NYS DA (St. John's University)[1]	5.000	07/01/2027	07/01/2022	A	902,873
180,000 NYS DA (St. John's University)[1]	5.000	07/01/2028	07/01/2022	A	199,408
3,565,000 NYS DA (St. John's University)[1]	5.000	07/01/2030	07/01/2022	A	3,909,842
3,275,000 NYS DA (St. John's University)[1]	5.000	07/01/2030	07/01/2022	A	3,639,082
10,000 NYS DA (St. John's University)[1]	5.000	07/01/2030	07/01/2022	A	11,095
1,135,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	1,246,480
4,660,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	5,091,423
10,000,000 NYS DA (State Personal Income
Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	10,951,600

12 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$3,060,000 NYS DA (State University of New
York)[1]	5.000% 07/01/2036			07/01/2028	A	$3,665,452
1,850,000 NYS DA (State University of New
York)[1]	5.000		07/01/2038	07/01/2028	A	2,199,169
6,730,000 NYS DA (The New School)[1]	5.000		07/01/2023	04/07/2021	A	7,184,477
1,000,000 NYS DA (The New School)[1]	5.000		07/01/2029	01/01/2027	A	1,196,970
1,500,000 NYS DA (The New School)[1]	5.000		07/01/2030	01/01/2027	A	1,782,045
10,000 NYS DA (UCPHCA/Jawonio/FRC/
CPW/UCPANYS/UCP Obligated
Group)[1]	4.250		07/01/2020	04/29/2019	A	10,022
4,555,000 NYS DA (United Cerebral Palsy
Assoc. of NYS)[1]	4.875		09/01/2027	01/21/2024	B	4,565,613
2,025,000 NYS DA (United Cerebral Palsy
Assoc. of Putnam & Southern
Dutchess Counties)[1,2]	4.625		10/01/2027	06/04/2024	B	2,026,357
245,000 NYS DA (Yeshiva University)[1]	5.000		09/01/2027	09/01/2019	A	248,521
1,130,000 NYS DA (Yeshiva University)[1]	5.000		09/01/2027	09/01/2019	A	1,141,097
40,000 NYS DA (Yeshiva University)[1]	5.000		09/01/2027	09/01/2019	A	40,575
15,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	4.500		06/15/2030	04/29/2019	A	15,032
20,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	4.875		06/15/2020	04/29/2019	A	20,049
2,755,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	5.000		06/15/2038	06/15/2028	A	3,318,039
12,375,000 NYS EFC (Clean Water & Drinking
Revolving Funds)[1]	5.000		06/15/2042	06/15/2027	A	14,553,495
320,000 NYS HFA (Division Street)[1]	5.000		02/15/2026	04/29/2019	A	320,602
520,000 NYS HFA (Golden Age
Apartments)[1]	5.000		02/15/2037	04/29/2019	A	520,619
2,545,000 NYS HFA (Horizons at
Wawayanda)[1]	5.350		06/01/2025	06/01/2019	A	2,561,466
10,000 NYS HFA (Loewn Devel. of
Wappingers Falls)[1]	5.250		08/15/2019	04/29/2019	A	10,028
160,000 NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2022	04/29/2019	A	160,363
1,340,000 NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2024	04/29/2019	A	1,342,988
300,000 NYS HFA (Multifamily Hsg.)[1]	5.350		08/15/2031	04/29/2019	A	300,747
940,000 NYS HFA (Multifamily Hsg.)[1]	5.600		02/15/2026	04/29/2019	A	942,077
1,415,000 NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2033	04/29/2019	A	1,417,462
1,285,000 NYS HFA (Senior Devel. Hsg.)[1]	5.100		11/15/2023	04/29/2019	A	1,287,840
5,000,000 NYS Liberty Devel. Corp. (4 World
Trade Center)[1]	5.000		11/15/2031	11/15/2021	A	5,407,150
10,000,000 NYS Thruway Authority[1]	5.000		01/01/2027	01/01/2022	A	10,812,900
15,000,000 NYS Thruway Authority[1]	5.000		01/01/2029	01/01/2022	A	16,174,500
20,500,000 NYS Thruway Authority[1]	5.000		01/01/2030	01/01/2022	A	22,069,070
3,995,000 NYS Thruway Authority[1]	5.000		01/01/2035	01/01/2028	A	4,779,019
3,370,000 NYS Transportation Devel. Corp.
(Delta Air Lines/LaGuardia Airport
Terminals)[1]	5.000		01/01/2034	01/01/2028	A	3,906,066

13 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
New York (Continued)
$4,000,000 NYS Transportation Devel. Corp.
(LaGuardia Airport Terminal B
Redevel.)[1]	4.000% 07/01/2033		07/01/2024	A	$4,147,240
1,000,000 NYS Transportation Devel. Corp.
(LaGuardia Airport Terminal B
Redevel.)[1]	5.000	07/01/2030	07/01/2024	A	1,112,690
4,250,000 NYS Transportation Devel. Corp.
(LaGuardia Airport Terminal B
Redevel.)[1]	5.000	07/01/2034	07/01/2024	A	4,679,633
600,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp.)[1]	5.000	05/01/2028	05/01/2027	A	711,270
450,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp.)[1]	5.000	05/01/2029	05/01/2027	A	529,956
835,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp.)[1]	5.000	05/01/2030	05/01/2027	A	975,706
600,000 Onondaga County, NY Trust
Cultural Resource Revenue (Abby
Lane Hsg. Corp.)[1]	5.000	05/01/2032	05/01/2027	A	688,476
465,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2022	07/01/2022		507,734
490,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2023	07/01/2022	A	534,781
515,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2024	07/01/2022	A	560,469
540,000 Onondaga, NY Civic Devel. Corp.
(Le Moyne College)[1]	5.000	07/01/2025	07/01/2022	A	586,381
115,000 Onondaga, NY Civic Devel. Corp.
(Onondaga Community College
Hsg. Devel. Corp.)[1]	5.000	10/01/2025	10/01/2025		132,939
1,000,000 Onondaga, NY Civic Devel. Corp.
(Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,093,470
690,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		695,168
460,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		463,445
485,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		501,951
730,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		755,601
505,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		535,512
765,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		811,053
530,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		574,706
805,000 Orange County, NY Funding Corp.
(Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		872,902

14 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$1,205,000 Orange County, NY IDA (St. Luke's
Cornwall Hospital)[1]	5.375% 12/01/2021			04/29/2019	A	$1,208,555
650,000 Otsego County, NY Capital
Resource Corp. (Hartwick
College)[1]	5.000		10/01/2022	10/01/2022		675,753
700,000 Otsego County, NY Capital
Resource Corp. (Hartwick
College)[1]	5.000		10/01/2023	10/01/2023		732,067
660,000 Otsego County, NY Capital
Resource Corp. (Hartwick
College)[1]	5.000		10/01/2024	10/01/2024		692,281
31,235,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	5.750		12/01/2022	12/01/2019	A	32,368,206
46,510,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	5.750		12/01/2025	04/29/2019	A	48,267,613
39,900,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	6.500		12/01/2028	04/29/2019	A	41,641,635
2,600,000 Port Authority NY/NJ (JFK
International Air Terminal)[1]	6.500		12/01/2028	04/29/2019	A	2,634,346
6,605,000 Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	04/29/2019	A	6,743,771
15,000 Port Authority NY/NJ, 154th
Series[1]	4.250		09/01/2023	04/29/2019	A	15,028
7,005,000 Port Authority NY/NJ, 172nd
Series[1]	5.000		10/01/2025	04/01/2022	A	7,638,322
10,000,000 Port Authority NY/NJ, 172nd
Series[1]	5.000		10/01/2028	04/01/2022	A	10,840,800
13,075,000 Port Authority NY/NJ, 172nd
Series[1]	5.000		10/01/2030	04/01/2022	A	14,149,242
12,500,000 Port Authority NY/NJ, 185th
Series[1]	5.000		09/01/2026	09/01/2024	A	14,460,875
3,775,000 Port Authority NY/NJ, 186th
Series[1]	5.000		10/15/2031	10/15/2024	A	4,283,455
12,235,000 Port Authority NY/NJ, 202nd
Series[1]	5.000		04/15/2037	04/15/2027	A	14,185,993
5,000,000 Port Authority NY/NJ, 206th
Series[1]	5.000		11/15/2042	11/15/2027	A	5,773,950
3,385,000 Port Authority NY/NJ, 207th
Series[1]	5.000		09/15/2030	03/15/2028	A	4,102,045
1,555,000 Port Authority NY/NJ, 207th
Series[1]	5.000		09/15/2032	03/15/2028	A	1,864,585
225,000 Poughkeepsie, NY IDA (Eastman &
Bixby Redevel. Corp.)[1]	5.900		08/01/2020	04/29/2019	A	225,695
10,000 Rensselaer County, NY IDA
(Franciscan Heights)[1]	4.500		12/01/2019	04/29/2019	A	10,017
1,200,000 Rensselaer County, NY IDA
(Franciscan Heights)[1]	5.375		12/01/2025	04/29/2019	A	1,202,640
15,000 Rochester, NY GO1	4.000		10/01/2020	04/29/2019	A	15,028
10,000 Rochester, NY GO1	4.250		10/01/2025	04/29/2019	A	10,019
575,000 Rockland County, NY GO1	5.000		12/15/2019	12/15/2019		588,145

15 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$575,000 Rockland County, NY GO1	5.000% 12/15/2020			12/15/2020		$604,216
600,000 Rockland County, NY GO1	5.000		12/15/2022	12/15/2022		655,872
115,000 Rockland County, NY Tobacco
Asset Securitization Corp.[1]	5.625		08/15/2035	04/29/2019	A	117,922
195,000 Saratoga County, NY Capital
Resource Corp. (Skidmore
College)[1]	5.000		07/01/2024	07/01/2024		226,760
385,000 Spring Valley, NY (Quality
Redevel.)[1]	5.000		06/15/2021	04/29/2019	A	386,066
405,000 Spring Valley, NY (Quality
Redevel.)[1]	5.000		06/15/2022	04/29/2019	A	406,110
300,000 Spring Valley, NY GO1	5.000		05/01/2020	04/29/2019	A	300,819
310,000 Spring Valley, NY GO1	5.000		05/01/2021	04/29/2019	A	310,818
325,000 Spring Valley, NY GO1	5.000		05/01/2022	04/29/2019	A	325,835
335,000 Spring Valley, NY GO1	5.000		05/01/2023	04/29/2019	A	335,831
350,000 Spring Valley, NY GO1	5.000		05/01/2024	04/29/2019	A	350,844
365,000 Spring Valley, NY GO1	5.000		05/01/2025	04/29/2019	A	365,880
1,050,000 St. Lawrence County, NY IDA
(Clarkson University)[1]	5.250		09/01/2033	03/01/2022	A	1,133,654
300,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000		07/01/2024	01/01/2023	A	333,603
920,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000		07/01/2025	01/01/2023	A	1,023,049
300,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000		07/01/2028	07/01/2026	A	356,205
785,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000		07/01/2030	07/01/2026	A	924,997
450,000 St. Lawrence County, NY IDA (St.
Lawrence University)[1]	5.000		07/01/2031	07/01/2026	A	526,334
375,000 Suffern, NY GO1	5.000		03/15/2021	03/15/2021		394,586
395,000 Suffern, NY GO1	5.000		03/15/2022	03/15/2021	A	415,690
310,000 Suffern, NY GO1	5.000		03/15/2023	03/15/2021	A	325,568
475,000 Suffern, NY GO1	5.000		03/15/2026	03/15/2021	A	497,263
400,000 Suffolk County, NY Economic
Devel. Corp. (Family Residences
Essential Enterprises)[1]	6.750		06/01/2027	01/08/2023	A	405,620
200,000 Suffolk County, NY IDA
(ALIA-IGHL)[1]	5.950		11/01/2022	12/03/2019	B	199,676
300,000 Suffolk County, NY IDA (ALIA-NYS
ARC)[1]	5.950		11/01/2022	11/01/2019	A	301,512
300,000 Suffolk County, NY IDA
(ALIA-WORCA)[1]	5.950		11/01/2022	04/30/2019	A	301,710
205,000 Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	06/29/2019	A	204,992
200,000 Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	04/29/2019	A	200,044
2,330,000 Suffolk County, NY IDA (Dowling
College)[4,7]	6.700		12/01/2020	04/30/2019	A	23
200,000 Suffolk County, NY IDA
(Independent Group Home
Living)[1]	6.000		10/01/2020	07/01/2019	A	199,980

16 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
New York (Continued)
$895,000 Suffolk County, NY IDA
(Nissequogue Cogeneration
Partners)[1]	5.500% 01/01/2023			04/29/2019	A	$895,349
165,000 Suffolk County, NY IDA (Suffolk
Hotels)[1]	6.000		10/01/2020	04/29/2019	A	165,018
100,000 Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	04/29/2019	A	100,109
1,145,000 Suffolk, NY Tobacco Asset
Securitization Corp.[1]	5.000		06/01/2021	06/01/2021		1,204,643
5,110,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850		11/01/2031	11/23/2026	B	4,923,281
1,395,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850		11/01/2031	11/18/2026	B	1,344,027
2,115,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850		11/01/2031	11/20/2026	B	2,037,718
2,165,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850		11/01/2031	11/23/2026	B	2,085,891
15,085,000 Sullivan County, NY Infrastructure
(Adelaar)[1]	4.850		11/01/2031	11/24/2026	B	14,533,794
2,205,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000		01/01/2028	01/01/2026	A	2,502,124
6,000,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000		01/01/2030	01/01/2026	A	6,729,240
8,825,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000		01/01/2031	01/01/2026	A	9,845,876
3,800,000 Syracuse, NY IDA (Carousel
Center)[1]	5.000		01/01/2033	01/01/2026	A	4,193,224
1,000,000 Troy, NY IDA (Rensselaer
Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021	A	1,065,420
20,000 Tuckahoe, NY Union Free School
District[1]	4.250		09/01/2026	04/29/2019	A	20,047
10,000 Westhampton Beach, NY Union
Free School District[1]	4.625		03/01/2027	04/29/2019	A	10,023
50,000 White Plains, NY HDC (Battle Hill)[1]	6.650		02/01/2025	07/12/2022	B	54,184
2,000,000 Yonkers, NY GO1	5.000		10/01/2023	10/01/2021	A	2,176,080
1,000,000 Yonkers, NY GO1	5.000		10/01/2024	10/01/2021	A	1,088,040
1,455,000 Yonkers, NY IDA (Monastery
Manor Associates)[1]	5.000		04/01/2025	04/29/2019	A	1,458,754
4,830,000 Yonkers, NY IDA (Sarah Lawrence
College)[1]	5.750		06/01/2024	06/01/2019	A	4,863,424
						1,494,515,830

Other Territory—0.0%
362,195 Public Hsg. Capital Fund Multi-
State Revenue Trust I1	4.500		07/01/2022	11/28/2020	B	364,987

U.S. Possessions—17.4%
1,605,000 Guam Education Financing
Foundation COP[1]	5.000		10/01/2019	10/01/2019		1,626,058

17 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
U.S. Possessions (Continued)
$1,435,000 Guam Government Business
Privilege[1]	5.000% 01/01/2027		01/01/2022	A	$1,512,189
3,255,000 Guam Government Business
Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,423,186
1,000,000 Guam Government Limited
Obligation[1]	5.500	12/01/2019	12/01/2019		1,026,840
12,155,000 Guam International Airport
Authority[1]	6.000	10/01/2023	04/29/2019	A	12,190,493
900,000 Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		914,148
1,350,000 Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		1,413,126
1,350,000 Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		1,451,169
3,185,000 Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022	A	3,505,825
2,690,000 Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	A	2,960,372
4,000,000 Guam Power Authority, Series A1	5.000	10/01/2030	10/01/2022	A	4,394,200
11,250,000 Puerto Rico Aqueduct & Sewer
Authority	5.250	07/01/2024	07/01/2022	A	11,320,312
42,355,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.375	05/15/2033	04/29/2019	A	42,772,620
38,385,000 Puerto Rico Children's Trust Fund
(TASC)[1]	5.500	05/15/2039	04/29/2019	A	38,785,739
4,400,000 Puerto Rico Commonwealth GO,
AGC[6]	3.522	07/01/2019	07/01/2019		4,403,036
6,155,000 Puerto Rico Commonwealth GO,
AGC[6]	3.542	07/01/2020	07/01/2020		6,156,416
400,000 Puerto Rico Commonwealth GO,
FGIC[6,8]	3.542	07/01/2021	07/01/2021		311,500
165,000 Puerto Rico Commonwealth GO4	5.000	07/01/2024	07/01/2024		106,837
25,000 Puerto Rico Commonwealth GO4	5.000	07/01/2028	12/14/2026	B	16,187
500,000 Puerto Rico Commonwealth GO,
AGC[1]	5.250	07/01/2020	04/29/2019	A	510,875
2,715,000 Puerto Rico Commonwealth GO4	5.250	07/01/2022	07/01/2022		1,757,962
15,000 Puerto Rico Commonwealth GO4	5.250	07/01/2029	07/01/2029		9,712
1,400,000 Puerto Rico Commonwealth GO4	5.375	07/01/2030	07/01/2030		801,500
1,950,000 Puerto Rico Commonwealth GO,
NPFGC[1]	5.500	07/01/2019	07/01/2019		1,960,588
440,000 Puerto Rico Commonwealth GO,
NPFGC	5.500	07/01/2020	07/01/2020		451,330
13,100,000 Puerto Rico Commonwealth GO4	5.500	07/01/2023	07/01/2023		8,515,000
240,000 Puerto Rico Commonwealth GO4	5.500	07/01/2026	07/01/2026		127,200
150,000 Puerto Rico Convention Center
Authority, FGIC[8]	5.000	07/01/2023	07/01/2023		114,937
2,001,657 Puerto Rico Electric Power
Authority[4]	10.000	07/01/2019	07/01/2019		1,476,222
2,001,656 Puerto Rico Electric Power
Authority[4]	10.000	07/01/2019	07/01/2019		1,476,221
1,501,242 Puerto Rico Electric Power
Authority[4]	10.000	01/01/2021	01/01/2021		1,107,166
1,501,243 Puerto Rico Electric Power
Authority[4]	10.000	07/01/2021	07/01/2021		1,107,167

18 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount	Coupon	Maturity		Maturity*		Value
U.S. Possessions (Continued)
$500,414 Puerto Rico Electric Power
Authority[4]	10.000% 01/01/2022			01/01/2022		$369,055
500,414 Puerto Rico Electric Power
Authority[4]	10.000		07/01/2022	07/01/2022		369,055
6,490,000 Puerto Rico Electric Power
Authority, Series AAA[4]	5.250		07/01/2024	07/01/2024		4,607,900
100,000 Puerto Rico Electric Power
Authority, Series DDD[4]	5.000		07/01/2022	07/01/2022		70,625
500,000 Puerto Rico Electric Power
Authority, Series PP, NPFGC	5.000		07/01/2024	04/29/2019	A	503,030
285,000 Puerto Rico Electric Power
Authority, Series RR, NPFGC	5.000		07/01/2021	04/29/2019	A	287,058
50,000 Puerto Rico Electric Power
Authority, Series RR, NPFGC	5.000		07/01/2022	04/29/2019	A	50,341
280,000 Puerto Rico Electric Power
Authority, Series RR, NPFGC	5.000		07/01/2024	04/29/2019	A	281,697
100,000 Puerto Rico Electric Power
Authority, Series SS, NPFGC	5.000		07/01/2022	04/29/2019	A	100,683
830,000 Puerto Rico Electric Power
Authority, Series SS, NPFGC	5.000		07/01/2023	04/29/2019	A	835,354
5,000,000 Puerto Rico Electric Power
Authority, Series WW4	5.250		07/01/2025	07/01/2025		3,550,000
85,000 Puerto Rico HFA[1]	5.000		12/01/2020	04/29/2019	A	87,316
90,000 Puerto Rico Highway &
Transportation Authority[4]	5.000		07/01/2022	07/01/2022		12,150
135,000 Puerto Rico Highway &
Transportation Authority[4]	5.000		07/01/2023	07/01/2023		18,225
160,000 Puerto Rico Highway &
Transportation Authority, FGIC[8]	5.000		07/01/2025	07/01/2025		123,800
835,000 Puerto Rico Highway &
Transportation Authority, AGC[1]	5.000		07/01/2027	04/29/2019	A	860,117
425,000 Puerto Rico Highway &
Transportation Authority[4]	5.000		07/01/2028	02/20/2026	B	57,375
50,000 Puerto Rico Highway &
Transportation Authority, NPFGC[1]	5.000		07/01/2028	07/01/2019	A	50,089
90,000 Puerto Rico Highway &
Transportation Authority[4]	5.000		07/01/2028	08/06/2026	B	12,150
61,500 Puerto Rico Highway &
Transportation Authority, FGIC[8]	5.250		07/01/2017	07/01/2017		47,739
25,000 Puerto Rico Highway &
Transportation Authority[4]	5.750		07/01/2019	07/01/2019		3,375
425,000 Puerto Rico Highway &
Transportation Authority, AGC[1]	5.750		07/01/2019	04/29/2019	A	428,578
230,000 Puerto Rico Highway &
Transportation Authority[4]	5.750		07/01/2020	07/01/2020		31,050
5,060,000 Puerto Rico Highway &
Transportation Authority, FGIC[8]	5.750		07/01/2021	07/01/2021		3,940,475
7,995,000 Puerto Rico Highway &
Transportation Authority[4]	5.750		07/01/2022	07/01/2022		1,079,325

19 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
U.S. Possessions (Continued)
$100,000 Puerto Rico Highway &
Transportation Authority, Series
I, FGIC[8]	5.000% 07/01/2023		07/01/2023		$77,875
4,355,000 Puerto Rico Highway &
Transportation Authority, Series K4	5.000	07/01/2021	07/01/2021		1,393,600
12,275,000 Puerto Rico Highway &
Transportation Authority, Series K4	5.000	07/01/2023	07/01/2023		3,928,000
12,760,000 Puerto Rico Highway &
Transportation Authority, Series K4	5.000	07/01/2024	07/01/2024		4,083,200
14,545,000 Puerto Rico Highway &
Transportation Authority, Series K4	5.000	07/01/2025	07/01/2025		4,654,400
780,000 Puerto Rico Infrastructure[4]	5.000	07/01/2019	07/01/2019		146,125
885,000 Puerto Rico Infrastructure (Mepsi
Campus)[4]	6.250	10/01/2024	06/12/2022	B	179,212
1,165,000 Puerto Rico ITEMECF (Ana G.
Mendez University)	5.000	04/01/2019	04/01/2019		1,165,000
650,000 Puerto Rico ITEMECF (Ana G.
Mendez University)	5.000	04/01/2021	04/01/2021		661,824
650,000 Puerto Rico ITEMECF (Ana G.
Mendez University)	5.000	04/01/2022	04/01/2022		660,894
20,400,000 Puerto Rico ITEMECF
(Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	20,247,000
500,000 Puerto Rico ITEMECF
(International American
University)[1]	5.000	10/01/2021	10/01/2021		520,430
1,740,000 Puerto Rico ITEMECF (Ryder
Memorial Hospital)	6.700	05/01/2024	01/07/2022	B	749,209
365,000 Puerto Rico ITEMECF (University
of the Sacred Heart)	5.000	10/01/2021	10/01/2021		352,225
415,000 Puerto Rico ITEMECF (University
of the Sacred Heart)	5.000	10/01/2022	10/01/2022		398,400
1,875,000 Puerto Rico ITEMECF (University
Plaza), NPFGC	5.625	07/01/2019	07/01/2019		1,885,763
20,000 Puerto Rico Municipal Finance
Agency, Series A, AGC[1]	4.750	08/01/2022	04/29/2019	A	20,396
500,000 Puerto Rico Municipal Finance
Agency, Series A, AGC[1]	5.000	08/01/2027	04/29/2019	A	515,040
70,000 Puerto Rico Municipal Finance
Agency, Series A, AGC[1]	5.250	08/01/2021	04/29/2019	A	71,651
10,000,000 Puerto Rico Municipal Finance
Agency, Series A	5.250	08/01/2024	08/01/2024		8,900,000
275,000 Puerto Rico Public Buildings
Authority[4]	5.125	07/01/2024	12/31/2023	B	201,437
10,000,000 Puerto Rico Public Buildings
Authority[4]	5.250	07/01/2029	05/03/2028	B	7,325,000
30,000 Puerto Rico Public Buildings
Authority[4]	5.500	07/01/2025	07/01/2025		21,975
50,000 Puerto Rico Public Buildings
Authority[4]	5.750	07/01/2017	07/01/2017		36,500

20 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount	Coupon		Maturity		Maturity*		Value
U.S. Possessions (Continued)
$1,270,000 Puerto Rico Public Buildings
Authority[4]	6.250%		07/01/2023		07/01/2023		$933,450
50,000 Puerto Rico Public Buildings
Authority[4]	6.250			07/01/2026	07/01/2026		36,750
1,400,000 Puerto Rico Public Buildings
Authority[4]	10.000			07/01/2034	07/01/2034		1,036,000
1,250,000 Puerto Rico Public Buildings
Authority, AMBAC	10.000	[9]	07/01/2035		04/29/2019	A	1,318,112
105,030,000 Puerto Rico Public Finance Corp.,
Series A4	6.500			08/01/2028	12/12/2027	B	5,776,650
18,802,000 Puerto Rico Sales Tax Financing
Corp., Series A	4.550	[10]	07/01/2031		01/10/2031	B	11,146,390
664,000 Puerto Rico Sales Tax Financing
Corp., Series A	5.090	[10]	07/01/2033		12/21/2032	B	353,202
5,930,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	3.971	[10]	07/01/2027		08/15/2026	B	4,429,058
277,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	3.973	[10]	07/01/2024		02/16/2023	B	232,924
6,759,000 Puerto Rico Sales Tax Financing
Corp., Series A-1	4.440	[10]	07/01/2029		01/12/2029	B	4,490,139
486,000 Puerto Rico Sales Tax Financing
Corp., Series A-1[1]	4.500			07/01/2034	07/01/2025	A	492,576
246,000 Puerto Rico Sales Tax Financing
Corp., Series A-1[1]	4.550			07/01/2040	04/28/2038	B	242,684
1,807,000 Puerto Rico Sales Tax Financing
Corp., Series A-1[1]	4.750			07/01/2053	01/04/2053	B	1,717,861
2,073,000 Puerto Rico Sales Tax Financing
Corp., Series A-1[1]	5.000			07/01/2058	08/05/2056	B	2,053,410
2,504,000 Puerto Rico Sales Tax Financing
Corp., Series A-2[1]	4.550			07/01/2040	04/28/2038	B	2,216,065
74,000 Puerto Rico Sales Tax Financing
Corp., Series A-2[1]	4.750			07/01/2053	01/04/2053	B	63,641
1,004,000 Puerto Rico Sales Tax Financing
Corp., Series A-2[1]	5.000			07/01/2058	08/05/2056	B	881,020
8,500,000 University of Puerto Rico, Series P	5.000			06/01/2022	06/01/2022		8,478,750
2,490,000 University of Puerto Rico, Series Q	5.000			06/01/2019	06/01/2019		2,490,000
7,410,000 University of Puerto Rico, Series Q	5.000			06/01/2023	06/01/2023		7,382,213
300,000 University of Puerto Rico, Series Q	5.000			06/01/2030	12/22/2028	B	297,000
1,500,000 V.I. Public Finance Authority[1]	5.000			09/01/2033	09/01/2025	A	1,614,915
825,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	4.000			10/01/2022	03/20/2020	B	839,248
3,380,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000			10/01/2023	04/29/2019	A	3,416,538
850,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000			10/01/2024	04/29/2019	A	860,192

21 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon Maturity		Maturity*		Value
U.S. Possessions (Continued)
$3,760,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000% 10/01/2025		04/29/2019	A	$3,805,158
1,715,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000	10/01/2026	04/29/2019	A	1,735,631
50,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000	10/01/2027	04/29/2019	A	50,603
280,000 V.I. Public Finance Authority
(Gross Receipts Taxes Loan
Notes)[1]	5.000	10/01/2028	04/29/2019	A	283,380
1,135,000 V.I. Public Finance Authority
(Matching Fund Loan Note)	5.000	10/01/2020	04/06/2020	B	1,115,138
660,000 V.I. Public Finance Authority
(Matching Fund Loan Note)	6.750	10/01/2037	08/08/2034	B	648,450
20,000 V.I. Public Finance Authority,
Series C	5.000	10/01/2022	09/22/2021	B	19,200
955,000 V.I. Tobacco Settlement Financing
Corp. (TASC)[1]	5.000	05/15/2031	04/29/2019	A	956,681
100,000 V.I. Water & Power Authority	4.500	07/01/2020	04/29/2019	A	100,136
125,000 V.I. Water & Power Authority	4.500	07/01/2028	04/29/2019	A	125,100
125,000 V.I. Water & Power Authority	5.000	07/01/2019	04/29/2019	A	125,228
					305,441,344
Total Municipal Bonds and Notes (Cost $1,908,536,831)					1,800,322,161

Corporate Bond and Note—0.0%
138,875 Dowling College, NY, Series 2015
Taxable Revenue Bond[4] (Cost
138,875)	7.500	06/15/2019			—

Shares
Common Stock—0.4%
2,137 CMS Liquidating Trust[7,11,12] (Cost
6,838,400)					6,250,725

Total Investments, at Value (Cost $1,915,514,106)—102.8%					1,806,572,886
Net Other Assets (Liabilities)—(2.8)					(48,798,967)
Net Assets—100.0%					$1,757,773,919

Footnotes to Statement of Investments
*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

22 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)
3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.
6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
7. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
10. Zero coupon bond reflects effective yield on the original acquisition date.
11. Non-income producing security.
12. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
GCH	Glen Cove Hospital
GO	General Obligation

HDC	Housing Devel. Corp.

23 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
(continued)

HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
SANCSAR	St. Anne's Nursing Center St. Anne's Residence
SAR	St. Anne's Residence
SCSMC	St. Catherine of Siena Medical Center
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRH	St. Jonh's Rehabilitation Hospital

TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCA	United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men's Christian Assoc.

24 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of
Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global
Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of
OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-
advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades

25 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

26 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)
assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted Other Significant		Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$ 1,494,515,807	$23	$1,494,515,830
Other Territory	—	364,987	—	364,987
U.S. Possessions	—	305,441,344	—	305,441,344
Corporate Bond and Note	—	—	—	—
Common Stock	—	—	6,250,725	6,250,725
Total Assets	$—	1,800,322,138	$6,250,748	$1,806,572,886

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or

27 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding

28 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)
principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/

29 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $108,035,769 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$11,485,000	NYC GO Tender Option Bond Series 2015-XF2155
	Trust[3]	6.570%	8/1/26	$14,265,519
9,380,000	NYC GO Tender Option Bond Series 2015-XF2155-
	2 Trust[3]	6.570	8/1/20	11,650,898
13,045,000	NYC GO Tender Option Bond Series 2015-XF2155-
	3 Trust[3]	6.570	8/1/27	16,131,186
14,345,000	NYC GO Tender Option Bond Series 2015-XF2155-
	4 Trust[3]	6.569	8/1/27	17,738,166
			$59,785,769

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on

30 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)
its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.

31 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

When-Issued or
Delayed Delivery
Basis Transactions
Sold securities	$9,942,354

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.
In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed.These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$209,234,577
Market Value	$60,039,031
Market Value as % of Net Assets	3.42%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.
Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or

32 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

4. Market Risk Factors (Continued)
commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the
“Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the
“Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc.
will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and

33 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Pending Acquisition (Continued)
dissolved under applicable law and terminate its registration under the Investment Company
Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for
U.S. federal income tax purposes.
    Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trusts' Board of Trustees considered in approving the Agreement. The combined prospectus and proxy statement was distributed to shareholders of record on or about February 28, 2019.
    Each Fund was expected to hold a shareholder meeting on April 12, 2019, at which shareholders of record (as of January 14, 2019) of each Fund would have been entitled to vote on the Reorganization. However, as of April 12, 2019, quorum had not yet been obtained with respect to each Fund; therefore, the shareholder meeting with respect to each Fund has been adjourned to May 17, 2019 for the purpose of providing additional time for shareholders to vote. The meeting may be adjourned or postponed further, as necessary.
    If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

34 OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND